Financial assets at FVTPL - Additional Information (Details) $ / shares in Units, ¥ in Millions, $ in Millions		12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) item $ / shares	Dec. 31, 2025 CNY (¥) item	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Nov. 30, 2025 $ / shares	Jul. 31, 2024 $ / shares	Jun. 30, 2024 CNY (¥)
Financial assets at FVTPL
Subscription of common share value | $	$ 20.0
Par value per share | $ / shares		$ 0.00001				$ 0.00001
Chinese Mainland
Financial assets at FVTPL
Number of private fund investments | item		2	2
Payments of private investment funds | ¥			¥ 81.9
Overseas regions
Financial assets at FVTPL
Number of private fund investments | item		1	1
Payments of private investment funds		$ 10.0	¥ 70.3
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently
Financial assets at FVTPL
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	$ 20.0							¥ 138.7
Financial assets at fair value through profit or loss
Financial assets at FVTPL
Company recognized loss		$ 2.7	¥ 19.2	$ 11.9	¥ 84.6
Ordinary shares
Financial assets at FVTPL
Subscription of common share | shares	4,416,000
Par value per share | $ / shares	$ 4.53						$ 0.00001